Consolidated Balance Sheets (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,246	$ 902
Accounts receivable, net	2,866	2,600
Billed portion of finance receivables, net	152	166
Finance receivables, net	1,836	2,165
Inventories	1,011	1,021
Other current assets	1,162	1,058
Total current assets	8,273	7,912
Finance receivables due after one year, net	3,325	4,031
Equipment on operating leases, net	535	533
Land, buildings and equipment, net	1,556	1,612
Investments in affiliates, at equity	1,381	1,395
Intangible assets, net	2,783	3,042
Goodwill	9,062	8,803
Deferred tax assets, long-term	763	672
Other long-term assets	2,337	2,116
Total Assets	30,015	30,116
Liabilities and Equity
Short-term debt and current portion of long-term debt	1,042	1,545
Accounts payable	1,913	2,016
Accrued compensation and benefits costs	741	757
Unearned income	438	432
Other current liabilities	1,776	1,631
Total current liabilities	5,910	6,381
Long-term debt	7,447	7,088
Pension and other benefit liabilities	2,958	2,487
Post-retirement medical benefits	909	925
Other long-term liabilities	778	861
Total Liabilities	18,002	17,742
Series A Convertible Preferred Stock	349	349
Common stock	1,239	1,353
Additional paid-in capital	5,622	6,317
Treasury stock, at cost	(104)	(124)
Retained earnings	7,991	7,046
Accumulated other comprehensive loss	(3,227)	(2,716)
Xerox shareholders' equity	11,521	11,876
Noncontrolling interests	143	149
Total Equity	11,664	12,025
Total Liabilities and Equity	$ 30,015	$ 30,116
Shares of common stock issued (in shares)	1,238,696	1,352,849
Treasury stock (in shares)	(14,924)	(15,508)
Shares of common stock outstanding (in shares)	1,223,772	1,337,341